Segment reporting (Tables)	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Summary of Reportable Segments

Year ended 30 June 2026 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	29,031	23,883	5,590	256	58,760
Underlying EBITDA	18,187	14,529	832	(601)	32,947
Depreciation and amortisation	(2,500)	(2,186)	(754)	(761)	(6,201)
Impairment losses[1]	(26)	(29)	(20)	(31)	(106)
Underlying EBIT	15,661	12,314	58	(1,393)	26,640
Exceptional items[2]	–	(365)	–	(2,406)	(2,771)
Net finance costs					(1,455)
Profit before taxation					22,414
Capital expenditure (cash basis)	4,556	3,048	415	1,830	9,849
Profit/(loss) from equity accounted investments, related impairments and expenses	894	(320)	–	–	574
Investments accounted for using the equity method	4,414	–	–	–	4,414
Total assets	50,499	28,276	10,180	32,432	121,387
Total liabilities	7,030	11,157	4,076	42,803	65,066

Year ended 30 June 2025 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	22,530	22,919	5,046	767	51,262
Underlying EBITDA	12,326	14,396	573	(1,317)	25,978
Depreciation and amortisation	(2,351)	(2,098)	(602)	(489)	(5,540)
Impairment losses[1]	(19)	(151)	(4)	(24)	(198)
Underlying EBIT	9,956	12,147	(33)	(1,830)	20,240
Exceptional items[2]	–	(321)	–	(455)	(776)
Net finance costs					(1,111)
Profit before taxation					18,353
Capital expenditure (cash basis)	4,392	2,617	525	1,864	9,398
Profit/(loss) from equity accounted investments, related impairments and expenses	464	(245)	–	(66)	153
Investments accounted for using the equity method	4,084	–	–	23	4,107
Total assets	46,694	26,320	10,067	25,709	108,790
Total liabilities	5,810	11,068	3,710	35,984	56,572

Year ended 30 June 2024 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	18,566	27,952	7,666	1,474	55,658
Underlying EBITDA	8,564	18,913	2,290	(751)	29,016
Depreciation and amortisation	(2,023)	(2,027)	(611)	(634)	(5,295)
Impairment losses[1]	(17)	(61)	(2)	(10)	(90)
Underlying EBIT	6,524	16,825	1,677	(1,395)	23,631
Exceptional items[2]	–	(3,066)	880	(3,908)	(6,094)
Net finance costs					(1,489)
Profit before taxation					16,048
Capital expenditure (cash basis)	3,711	2,033	646	2,426	8,816
Profit/(loss) from equity accounted investments, related impairments and expenses	377	(3,032)	–	(1)	(2,656)
Investments accounted for using the equity method	1,573	–	–	89	1,662
Total assets	42,145	25,569	9,528	25,120	102,362
Total liabilities	5,777	11,757	3,056	32,652	53,242

1.
Impairment losses exclude impairment related exceptional items US$2,300 million (2025: exceptional impairment reversal of US$90 million; 2024: exceptional impairment of US$3,800 million).
2.
Exceptional items reported in Group and unallocated include proceeds from insurance settlements of US$64 million (2025: US$ nil; 2024: US$ nil) and costs of US$170 million (2025: US$135 million; 2024: US$105 million) in relation to Samarco dam failure. Refer to note 3 'Exceptional items' for further information.

Summary of Geographical Information

Geographical information

	Revenue by location of customer
	2026	2025	2024
	US$M	US$M	US$M
Australia	2,855	2,545	2,393
Europe	2,183	1,121	1,702
China	34,206	32,083	34,752
Japan	5,810	4,177	4,557
India	3,660	2,661	3,371
South Korea	3,218	2,664	3,069
Rest of Asia	3,632	3,331	3,749
North America	2,707	2,251	1,601
South America	489	429	464
	58,760	51,262	55,658

	Non-current assets by location of assets
	2026	2025	2024
	US$M	US$M	US$M
Australia	52,854	50,619	48,991
North America	9,498	9,459	6,979
South America	25,848	23,940	19,927
Rest of world	1,092	742	831
Unallocated assets[1]	1,062	1,200	1,296
	90,354	85,960	78,024

1.
Unallocated assets comprise non-current tax assets, deferred tax assets and other financial assets.